Financial Instruments and Risk Management - Schedule of Derivative Commodity Contract Positions (Details) bbl in Thousands	Dec. 31, 2017 $ / bbl $ / bbl bbl
Three-Way Collar Contract [Member] | March 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Volume bbl | bbl	250,000
Three-Way Collar Contract [Member] | June 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Volume bbl | bbl	250,000
Three-Way Collar Contract [Member] | September 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Volume bbl | bbl	250,000
Three-Way Collar Contract [Member] | December 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Volume bbl | bbl	250,000
Three-Way Collar Contract [Member] | July 2020 - December 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Volume bbl | bbl	300,000
Three-Way Collar Contract [Member] | January 2020 - June 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Volume bbl | bbl	300,000
Three-Way Collar Contract [Member] | January 2019 - December 2019 [Member]
Disclosure of detailed information about hedging instruments [line items]
Volume bbl | bbl	396,000
Three-Way Collar Contract [Member] | January 2019 - December 2019 [Member]
Disclosure of detailed information about hedging instruments [line items]
Volume bbl | bbl	399,996
Three-Way Collar Contract [Member] | Put Option1 [Member] | Long1 [Member] | March 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	53.00
Three-Way Collar Contract [Member] | Put Option1 [Member] | Long1 [Member] | June 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	54.00
Three-Way Collar Contract [Member] | Put Option1 [Member] | Long1 [Member] | September 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	54.00
Three-Way Collar Contract [Member] | Put Option1 [Member] | Long1 [Member] | December 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	54.00
Three-Way Collar Contract [Member] | Put Option1 [Member] | Long1 [Member] | July 2020 - December 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	54.00
Three-Way Collar Contract [Member] | Put Option1 [Member] | Long1 [Member] | January 2020 - June 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	54.00
Three-Way Collar Contract [Member] | Put Option1 [Member] | Long1 [Member] | January 2019 - December 2019 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	53.00
Three-Way Collar Contract [Member] | Put Option1 [Member] | Long1 [Member] | January 2019 - December 2019 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	54.00
Three-Way Collar Contract [Member] | Put Option1 [Member] | Short1 [Member] | March 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	44.00
Three-Way Collar Contract [Member] | Put Option1 [Member] | Short1 [Member] | June 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	45.00
Three-Way Collar Contract [Member] | Put Option1 [Member] | Short1 [Member] | September 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	45.00
Three-Way Collar Contract [Member] | Put Option1 [Member] | Short1 [Member] | December 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	45.00
Three-Way Collar Contract [Member] | Put Option1 [Member] | Short1 [Member] | July 2020 - December 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	45.00
Three-Way Collar Contract [Member] | Put Option1 [Member] | Short1 [Member] | January 2020 - June 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	46.50
Three-Way Collar Contract [Member] | Put Option1 [Member] | Short1 [Member] | January 2019 - December 2019 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	46.00
Three-Way Collar Contract [Member] | Put Option1 [Member] | Short1 [Member] | January 2019 - December 2019 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	46.00
Three-Way Collar Contract [Member] | Call Option1 [Member] | Short1 [Member] | March 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	61.15
Three-Way Collar Contract [Member] | Call Option1 [Member] | Short1 [Member] | June 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	63.10
Three-Way Collar Contract [Member] | Call Option1 [Member] | Short1 [Member] | September 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	64.15
Three-Way Collar Contract [Member] | Call Option1 [Member] | Short1 [Member] | December 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	65.45
Three-Way Collar Contract [Member] | Call Option1 [Member] | Short1 [Member] | July 2020 - December 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	63.45
Three-Way Collar Contract [Member] | Call Option1 [Member] | Short1 [Member] | January 2020 - June 2020 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	61.25
Three-Way Collar Contract [Member] | Call Option1 [Member] | Short1 [Member] | January 2019 - December 2019 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	62.10
Three-Way Collar Contract [Member] | Call Option1 [Member] | Short1 [Member] | January 2019 - December 2019 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	61.35
Swap contract [member] | Short1 [Member] | January 2018 - December 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Volume bbl | bbl	60,225
Average price of hedging instrument	56.35
Swap contract [member] | Put Option1 [Member] | Long1 [Member] | January 2018 - December 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	0.00
Swap contract [member] | Call Option1 [Member] | Long1 [Member] | January 2018 - December 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	0.00
Option contract [member] | Short1 [Member] | January 2018 - December 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	0.00
Option contract [member] | Short1 [Member] | January 2018 - December 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	0.00
Option contract [member] | Put Option1 [Member] | Long1 [Member] | January 2018 - December 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Volume bbl | bbl	60,225
Average price of hedging instrument	64.00
Option contract [member] | Put Option1 [Member] | Long1 [Member] | January 2018 - December 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	0.00
Option contract [member] | Call Option1 [Member] | Long1 [Member] | January 2018 - December 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Average price of hedging instrument	0.00
Option contract [member] | Call Option1 [Member] | Long1 [Member] | January 2018 - December 2018 [Member]
Disclosure of detailed information about hedging instruments [line items]
Volume bbl | bbl	60,255
Average price of hedging instrument	78.85